UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 215-564

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

SMA Relationship Trust — Series T
Schedule of investments — September 30, 2006 (unaudited)

	Shares	Value

Investment companies* — 99.40%
UBS Corporate Bond Relationship Fund	14,574,071	$168,457,320
UBS U.S. Securitized Mortgage Relationship Fund	25,682,499	319,212,911

Total Investment Companies (Cost $461,173,671)		487,670,231

Short-term investment — 1.00%
JPMorgan Liquid Asset Money Market Fund,
yield of 4.95% (Cost $4,899,004)	4,899,004	4,899,004

Total Investments — 100.40% (Cost $466,072,675)		492,569,235
Liabilities, in excess of cash and other assets — (0.40)%		(1,967,551)

Net Assets — 100.00%		$490,601,684

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $466,072,675; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,496,560
Gross unrealized depreciation	—

Net unrealized appreciation	$26,496,560

*	Investments in affiliated mutual funds.

Industry diversification
As a percentage of net assets
As of September 30, 2006 (unaudited)

Investment Companies	99.40%
Short-Term Investment	1.00

Total Investments	100.40

Liabilities, in excess of cash and other assets	(0.40)

Net Assets	100.00%

SMA Relationship Trust — Series M
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount	Value

Municipal bonds — 98.98%
Arizona — 2.41%
Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%, 01/01/14	$5,105,000	$5,533,769
Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.13%, 01/01/27	3,465,000	3,657,446

		9,191,215

California — 13.87%
California Statewide Communities Development Authority Revenue Bonds, 3.88%, 04/01/32 (a)	5,000,000	5,000,800
La Mesa General Obligation Bonds, 5.25%, 08/01/34	3,350,000	3,566,845
Long Beach Unified School District General Obligation Bonds, 5.25%, 08/01/23	1,920,000	2,083,776
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/18	3,000,000	3,218,100
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/30	8,000,000	8,348,640
Sacramento County Sanitation District Financing Authority Revenue Bonds, 5.00%, 12/01/27	8,045,000	8,328,828
San Diego Unified School District General Obligation Bonds, 5.00%, 07/01/28	1,000,000	1,054,450
San Jose Unified School District, Santa Clara County General Obligation Bonds, 5.00%, 08/01/24	4,295,000	4,582,250
State of California General Obligation Bonds, 5.00%, 02/01/33	6,000,000	6,227,160
State of California General Obligation Bonds, 5.00%, 09/01/27	10,000,000	10,553,100

		52,963,949

Florida — 5.24%
City of Gainesville Revenue Bonds, 3.55%, 10/01/26 (a)	9,900,000	9,900,000
Sarasota-Manatee Airport Authority Revenue Bonds, 3.53%, 08/01/14 (a)	10,100,000	10,100,000

		20,000,000

Georgia — 1.57%
Ware County Hospital Authority Revenue Bonds, 3.75%, 11/01/20 (a)	6,000,000	6,000,000

Illinois — 1.73%
Illinois Health Facilities Authority Revenue Bonds, 3.55%, 08/15/26 (a)	4,100,000	4,100,000
Will County Community School District General Obligation Bonds
3.79%, 01/01/12 (b)	1,145,000	939,965
Will County Community School District General Obligation Bonds
4.15%, 01/01/12 (b)	1,915,000	1,568,021

		6,607,986

Indiana — 0.56%
Indiana Health & Educational Facilities Finance Authority Revenue Bonds, 5.00%, 02/15/17	2,000,000	2,125,740

Kentucky — 1.42%
Kentucky State Property & Building Commission Revenue Bonds, 5.38%, 02/01/16	5,000,000	5,431,650

Maryland — 1.41%
County of Montgomery General Obligation Bonds, 3.59%, 06/01/26 (a)	5,400,000	5,400,000

Massachusetts — 10.92%
Massachusetts State General Obligation Bonds, 3.54%, 12/01/30 (a)	2,100,000	2,100,000
Massachusetts State General Obligation Bonds, 5.00%, 05/01/14	13,940,000	15,087,820
Massachusetts State General Obligation Bonds, 5.25%, 08/01/13	11,855,000	12,960,953
Massachusetts State General Obligation Bonds, 5.25%, 01/01/19	3,460,000	3,762,888
Massachusetts State General Obligation Bonds, 5.25%, 01/01/22	7,170,000	7,797,662

		41,709,323

Michigan — 4.44%
Birmingham City School District General Obligation Bonds, 5.00%, 11/01/28	2,000,000	2,111,500
Detroit City School District General Obligation Bonds, 5.00%, 05/01/15	5,000,000	5,418,100
Michigan Municipal Bond Authority Revenue Bonds, 5.00%, 06/01/15	6,290,000	6,800,371
Michigan State Hospital Finance Authority Revenue Bonds, 5.00%, 05/01/12	2,500,000	2,644,925

		16,974,896

Nevada — 2.66%
Clark County School District General Obligation Bonds, 5.00%, 06/15/16	3,000,000	3,258,210
Clark County School District General Obligation Bonds, 5.38%, 06/15/13	6,280,000	6,886,208

		10,144,418

SMA Relationship Trust — Series M
Schedule of investments — September 30, 2006 (unaudited)

	Face
	amount	Value

New Jersey — 10.69%
New Jersey Economic Development Authority Revenue Bonds, 5.25%, 09/01/29	$5,000,000	$5,525,300
New Jersey Economic Development Authority Revenue Bonds, 5.38%, 06/15/14	1,240,000	1,338,518
New Jersey State Transportation Trust Fund Revenue Bonds, 5.25%, 06/15/14	10,000,000	11,031,000
New Jersey State Transportation Trust Fund Revenue Bonds, 5.25%, 06/15/16	6,305,000	6,982,157
New Jersey State Transportation Trust Fund Revenue Bonds, 5.25%, 12/15/20	10,000,000	11,263,200
New Jersey State Transportation Trust Fund Revenue Bonds, 5.50%, 12/15/21	4,070,000	4,704,879

		40,845,054

New York — 15.46%
Long Island Power Authority Electric System Revenue Bonds, 5.00%, 12/01/17	14,000,000	15,185,380
Metropolitan Transportation Authority Revenue Bonds, 5.00%, 11/15/25	10,000,000	10,628,500
Metropolitan Transportation Authority Revenue Bonds, 5.00%, 11/15/30	2,420,000	2,541,072
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/33	5,095,000	5,321,829
New York, General Obligation Bonds, 5.00%, 06/01/16	6,110,000	6,577,843
New York, General Obligation Bonds, 5.00%, 08/01/22	8,765,000	9,297,737
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.00%, 11/15/32	3,000,000	3,120,120
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.13%, 11/15/26	5,000,000	5,329,650
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.25%, 11/15/30	1,000,000	1,062,150

		59,064,281

North Carolina — 3.77%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, 5.00%, 01/01/16	5,800,000	6,310,168
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, 6.40%, 01/01/21	1,000,000	1,222,140
State of North Carolina General Obligation Bonds, 4.00%, 03/01/24	7,000,000	6,861,960

		14,394,268

Ohio — 2.76%
Ohio Air Quality Development Authority Revenue Bonds, 3.78%, 02/01/14 (a)	10,525,000	10,525,000

Pennsylvania — 2.31%
Cumberland County Municipal Authority Revenue Bonds, 7.25%, 01/01/35	7,360,000	8,842,304

Tennessee — 4.93%
Clarksville Public Building Authority Revenue Bonds, 3.54%, 07/01/34 (a)	7,300,000	7,300,000
Clarksville Public Building Authority Revenue Bonds, 3.54%, 11/01/35 (a)	5,375,000	5,375,000
Montgomery County Public Building Authority Revenue Bonds, 3.54%, 04/01/32 (a)	6,150,000	6,150,000

		18,825,000

Texas — 10.75%
Boerne Independent School District General Obligation Bonds, 5.00%, 02/01/35	6,000,000	6,193,560
City of Brownsville General Obligation Bonds, 6.23%, 02/15/11 (b)(c)	3,575,000	2,733,517
Harris County Health Facilities Development Corp. Revenue Bonds, 3.55%, 09/01/31 (a)	4,100,000	4,100,000
Northside Independent School District General Obligation Bonds, 5.00%, 02/15/32	3,700,000	3,815,847
San Antonio Electric & Gas Systems Revenue Bonds, 5.00%, 02/01/19	10,000,000	10,694,600
San Antonio General Obligation Bonds, 4.75%, 02/01/23	2,640,000	2,712,547
Southwest Higher Education Authority Revenue Bonds, 3.54%, 07/01/15 (a)	1,100,000	1,100,000
Waco Texas General Obligation Bonds, 5.00%, 02/01/35	4,345,000	4,487,603
Williamson County Texas General Obligation Bonds, 5.50%, 02/15/20	4,845,000	5,218,646

		41,056,320

Virginia — 1.07%
Loudoun County Industrial Development Authority Revenue Bonds, 3.53%, 02/15/38 (a)	4,100,000	4,100,000

Washington — 1.01%
King County Public Hospital District No. 2 General Obligation Bonds, 5.00%, 12/01/18	1,500,000	1,611,180
King County Public Hospital District No. 2 General Obligation Bonds, 5.00%, 12/01/19	2,095,000	2,239,471

		3,850,651

Total Municipal Bonds (Cost $374,366,865)		378,052,055

	Shares

Short-term investment — 0.99%
Money market fund — 0.99%
JPMorgan Tax Free Money Market Fund,
yield of 3.14% (Cost $3,764,697)	3,764,697	3,764,697

Total Investments — 99.97% (Cost $378,131,562)		381,816,752
Cash and other assets, less liabilities — 0.03%		121,810

Net Assets — 100.00%		$381,938,562

SMA Relationship Trust — Series M
Schedule of investments — September 30, 2006 (unaudited)

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $378,131,562; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,149,505
Gross unrealized depreciation	(464,315)

Net unrealized appreciation	$3,685,190

(a)	Floating rate securities — the interest rates shown are the current rates as of September 30, 2006.
(b)	Reflects annualized yield at September 30, 2006 on zero coupon bonds.
(c)	All or a portion of the security has been pledged to cover margin requirements for futures contracts.

Futures contracts
SMA Relationship Trust—Series M had the following open futures contracts as of September 30, 2006:

	Expiration		Current	Unrealized
	date	Proceeds	value	depreciation

US treasury future sale contracts:

10 year US Treasury Notes, 30 contracts	December 2006	$3,213,637	$3,241,875	($28,238)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2006 was $764,620.

Summary of municipal securities by state
As a percentage of net assets
As of September 30, 2006 (unaudited)

Arizona	2.41%
California	13.87
Florida	5.24
Georgia	1.57
Illinois	1.73
Indiana	0.56
Kentucky	1.42
Maryland	1.41
Massachusetts	10.92
Michigan	4.44
Nevada	2.66
New Jersey	10.69
New York	15.46
North Carolina	3.77
Ohio	2.76
Pennsylvania	2.31
Tennessee	4.93
Texas	10.75
Virginia	1.07
Washington	1.01

Total Municipal Bonds	98.98

Short-Term Investment:
Money Market Fund	0.99

Total Investments	99.97
Cash and other assets, less liabilities	0.03

Net Assets	100.00%

SMA Relationship Trust

1. Valuation of investments
The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security, including the occurrence of a “significant event” (e.g. natural disaster or governmental action), the Funds may use fair value methods to reflect those events, as determined in good faith by or under the direction of the Funds’ Board of Trustees (the “Board”). Series T’s portfolio securities will consist mainly of underlying funds also managed by UBS Global Asset Management (Americas) Inc. The value of the underlying funds will be their net asset value at the time each underlying fund’s shares are priced. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

2. Transactions with affiliates
The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global Asset Management (Americas) Inc., the Funds’ Advisor. These investments represented 99.40% of Series T’s total net assets at September 30, 2006, and are summarized as follows:

				Change in
			Net	net unrealized
		Sales	realized	appreciation/
Affiliates	Purchases	proceeds	gain	(depreciation)	Value

UBS Corporate Bond Relationship Fund	$35,635,000	$18,845,000	$877,936	$5,468,209	$168,457,320

UBS U.S. Securitized Mortgage Relationship Fund	64,718,000	36,511,000	1,948,990	9,978,235	319,219,911

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2006